LANDMARKSM FUNDS

October 25, 1995

VIA EDGAR

Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, N.W.
Washington, DC  20549

                               Rule 24f-2 Notice
                            LANDMARK PREMIUM FUNDS (the "Trust")
                              (File No. 33-28844)

Gentlemen:

The following information is filed pursuant to Rule 24f-2(b)(1) under the Investment Company Act of 1940:

(1) This Notice is filed for the Trust's fiscal year which ended on August 31, 1995;

(2) No Shares of Beneficial Interest (par value $0.00001) ("Shares") of Premium Liquid Reserves, a series of the Trust, had been registered under the Securities Act of 1933, as amended, at the beginning of such fiscal year other than pursuant to Rule 24f-2;

(3) The Trust registered 46,969,775.51 Shares during such fiscal year other than pursuant to Rule 24f-2;

(4)   During such fiscal year the Trust sold 1,752,703,515.63
      Shares1/; and


      1/The basis for the calculation of the fee specified in Rule 24f-2(c) was calculated as follows:

The actual aggregate sale price for Shares sold pursuant to Rule 24f-2 during the Trust's fiscal year
    ended August 31, 1995                                $1,705,733,740.12
less the difference
    between the actual aggregate
    redemption price for Shares
    redeemed during such fiscal year,         $1,577,065,660.93
    and the actual aggregate redemption
    price for Shares redeemed during          $0.00
    such fiscal year which were previously
    applied by the Trust pursuant to Rule 24e-2(a)       $1,577,065,660.93

                                                         $  128,668,079.19

Securities and Exchange Commission
October 25, 1995
Page 2


(5) During such fiscal year the Trust sold 1,705,733,740.12 Shares in reliance upon registration pursuant to Rule 24f-2.

Payment of $44,368.61 was received by the S.E.C. on October 24, 1995 for SEC file no. 33-28844, as specified in Rule 24f-2(c).
The wire went to the following account:

           Mellon Bank
           Pittsburgh
           SEC Acct #910-8739
           ABA #043-000-261

We also enclose an opinion of Bingham, Dana & Gould, counsel to the Trust, as required by Rule 24f-2(b)(1).

Please call the undersigned at (617) 423-1679 if there are any questions concerning this Notice.

Very truly yours,



Barbara M. O'Dette
Assistant Treasurer

Enclosures

cc: Messrs. Coolidge
            Joseph